EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS
Contributions from sponsors	R$ 17,604	R$ 19,168	R$ 16,016
Contributions from participants	1,125	1,096	1,472
Payments of the benefits	(18,729)	(20,264)	(17,488)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0